Trade and other receivables, and prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables, and prepayments [Abstract]
Trade and other receivables, and prepayments
	Note	2024 US$’000	2023 US$’000
Trade receivables
-non-related parties		323,175	389,384
Contract assets
-non-related parties		80,838	118,460
Less: Allowance made for trade receivables and contract assets
-non-related parties	24(b)	—	—
Trade receivables – net		404,013	507,844
Prepayments		16,159	21,274
Other receivables
- non-related parties		83,664	60,592
		503,836	589,710